Segmental information - Consolidated income statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of operating segments [line items]
Sales	£ 17,697	£ 19,294	£ 18,432
Net sales
At budgeted exchange rates	11,579	12,424	12,180
Acquisitions and disposals	93	92	50
ISC allocation	0	0	0
Retranslation to actual exchange rates	80	351	(67)
Net sales	11,752	12,867	12,163
Operating profit/(loss)
At budgeted exchange rates	3,498	3,920	3,884
Acquisitions and disposals	(5)	28	4
ISC allocation	0	0	0
Gains (losses) on fair value remeasurement of contingent consideration	(7)
Fair value remeasurement of biological assets in operating profit	9
Retranslation to actual exchange rates	(1)	168	(69)
Operating profit/(loss) before exceptional items	3,494	4,116	3,819
Exceptional items	(1,357)	(74)	(128)
Operating profit/(loss)	2,137	4,042	3,691
Non-operating items	(23)	144	0
Net finance charges	(353)	(263)	(260)
Share of after tax results of associates and joint ventures
Share of after tax results of associates and joint ventures	282	312	309
Profit before taxation	£ 2,043	4,235	3,740
Annual net sales occur in the last four months	45.00%
Operating segments
Disclosure of operating segments [line items]
Sales	£ 17,659	19,241	18,380
Net sales
At budgeted exchange rates	11,541	12,370	12,132
Acquisitions and disposals	93	92	50
ISC allocation	(1)	0	0
Retranslation to actual exchange rates	81	352	(71)
Net sales	11,714	12,814	12,111
Operating profit/(loss)
At budgeted exchange rates	3,650	4,106	4,044
Acquisitions and disposals	(5)	28	4
ISC allocation	0	0	0
Gains (losses) on fair value remeasurement of contingent consideration	(7)
Fair value remeasurement of biological assets in operating profit	9
Retranslation to actual exchange rates	(6)	171	(71)
Operating profit/(loss) before exceptional items	3,641	4,305	3,977
Exceptional items	(1,357)	(53)	(128)
Operating profit/(loss)	2,284	4,252	3,849
Eliminate inter- segment sales
Disclosure of operating segments [line items]
Sales	(1,343)	(1,739)	(1,457)
Net sales
At budgeted exchange rates	(1,341)	(1,738)	(1,425)
Acquisitions and disposals	0	0	0
ISC allocation	0	0	0
Retranslation to actual exchange rates	(2)	(1)	(32)
Net sales	(1,343)	(1,739)	(1,457)
Corporate and other
Disclosure of operating segments [line items]
Sales	38	53	52
Net sales
At budgeted exchange rates	38	54	48
Acquisitions and disposals	0	0	0
ISC allocation	1	0	0
Retranslation to actual exchange rates	(1)	(1)	4
Net sales	38	53	52
Operating profit/(loss)
At budgeted exchange rates	(152)	(186)	(160)
Acquisitions and disposals	0	0	0
ISC allocation	0	0	0
Gains (losses) on fair value remeasurement of contingent consideration	0
Fair value remeasurement of biological assets in operating profit	0
Retranslation to actual exchange rates	5	(3)	2
Operating profit/(loss) before exceptional items	(147)	(189)	(158)
Exceptional items	0	(21)	0
Operating profit/(loss)	(147)	(210)	(158)
North America | Operating segments
Disclosure of operating segments [line items]
Sales	5,222	5,074	4,671
Net sales
At budgeted exchange rates	4,445	4,034	4,138
Acquisitions and disposals	32	88	50
ISC allocation	11	11	11
Retranslation to actual exchange rates	135	327	(83)
Net sales	4,623	4,460	4,116
Operating profit/(loss)
At budgeted exchange rates	2,007	1,755	1,925
Acquisitions and disposals	(1)	29	4
ISC allocation	6	13	14
Gains (losses) on fair value remeasurement of contingent consideration	(10)
Fair value remeasurement of biological assets in operating profit	0
Retranslation to actual exchange rates	32	151	(61)
Operating profit/(loss) before exceptional items	2,034	1,948	1,882
Exceptional items	54	0	0
Operating profit/(loss)	2,088	1,948	1,882
Europe and Turkey | Operating segments
Disclosure of operating segments [line items]
Sales	4,697	5,132	5,232
Net sales
At budgeted exchange rates	2,501	2,951	2,821
Acquisitions and disposals	10	1	0
ISC allocation	60	63	53
Retranslation to actual exchange rates	(4)	(76)	58
Net sales	2,567	2,939	2,932
Operating profit/(loss)
At budgeted exchange rates	730	972	941
Acquisitions and disposals	(4)	(1)	0
ISC allocation	26	72	67
Gains (losses) on fair value remeasurement of contingent consideration	(4)
Fair value remeasurement of biological assets in operating profit	0
Retranslation to actual exchange rates	9	(29)	20
Operating profit/(loss) before exceptional items	757	1,014	1,028
Exceptional items	(62)	(18)	0
Operating profit/(loss)	695	996	1,028
Africa | Operating segments
Disclosure of operating segments [line items]
Sales	1,911	2,235	2,083
Net sales
At budgeted exchange rates	1,300	1,529	1,467
Acquisitions and disposals	50	1	0
ISC allocation	4	5	4
Retranslation to actual exchange rates	(8)	62	20
Net sales	1,346	1,597	1,491
Operating profit/(loss)
At budgeted exchange rates	116	257	180
Acquisitions and disposals	0	0	0
ISC allocation	2	6	5
Gains (losses) on fair value remeasurement of contingent consideration	0
Fair value remeasurement of biological assets in operating profit	0
Retranslation to actual exchange rates	(17)	12	6
Operating profit/(loss) before exceptional items	101	275	191
Exceptional items	(145)	0	(128)
Operating profit/(loss)	(44)	275	63
Latin America and Caribbean | Operating segments
Disclosure of operating segments [line items]
Sales	1,184	1,444	1,352
Net sales
At budgeted exchange rates	944	1,095	1,064
Acquisitions and disposals	0	1	0
ISC allocation	10	15	11
Retranslation to actual exchange rates	(46)	19	(6)
Net sales	908	1,130	1,069
Operating profit/(loss)
At budgeted exchange rates	254	312	298
Acquisitions and disposals	0	0	0
ISC allocation	5	32	14
Gains (losses) on fair value remeasurement of contingent consideration	7
Fair value remeasurement of biological assets in operating profit	9
Retranslation to actual exchange rates	(27)	21	(4)
Operating profit/(loss) before exceptional items	248	365	308
Exceptional items	(6)	0	0
Operating profit/(loss)	242	365	308
Asia Pacific | Operating segments
Disclosure of operating segments [line items]
Sales	4,645	5,356	5,042
Net sales
At budgeted exchange rates	2,253	2,656	2,555
Acquisitions and disposals	1	1	0
ISC allocation	12	11	8
Retranslation to actual exchange rates	4	20	(60)
Net sales	2,270	2,688	2,503
Operating profit/(loss)
At budgeted exchange rates	498	671	588
Acquisitions and disposals	0	0	0
ISC allocation	6	16	12
Gains (losses) on fair value remeasurement of contingent consideration	0
Fair value remeasurement of biological assets in operating profit	0
Retranslation to actual exchange rates	(3)	16	(32)
Operating profit/(loss) before exceptional items	501	703	568
Exceptional items	(1,198)	(35)	0
Operating profit/(loss)	(697)	668	568
ISC | Operating segments
Disclosure of operating segments [line items]
Sales	1,343	1,739	1,457
Net sales
At budgeted exchange rates	1,439	1,843	1,512
Acquisitions and disposals	0	0	0
ISC allocation	(98)	(105)	(87)
Retranslation to actual exchange rates	2	1	32
Net sales	1,343	1,739	1,457
Operating profit/(loss)
At budgeted exchange rates	45	139	112
Acquisitions and disposals	0	0	0
ISC allocation	(45)	(139)	(112)
Gains (losses) on fair value remeasurement of contingent consideration	0
Fair value remeasurement of biological assets in operating profit	0
Retranslation to actual exchange rates	0	0	0
Operating profit/(loss) before exceptional items	0	0	0
Exceptional items	0	0	0
Operating profit/(loss)	0	0	0
Moet Hennessy
Net sales
Net sales	4,425	4,713	4,445
Share of after tax results of associates and joint ventures
Share of after tax results of associates and joint ventures	285	310	305
Other
Share of after tax results of associates and joint ventures
Share of after tax results of associates and joint ventures	£ (3)	£ 2	£ 4